Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000143294 | Cheesecake Factory, Inc. (The)_2_2030-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143294 | Avnet, Inc._1.75_2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143294 | Lyft, Inc._0.625_2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143294 | Guidewire Software, Inc._1.25_2029-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | Bentley Systems, Inc._0.375_2027-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Winnebago Industries, Inc._3.25_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Global Payments, Inc._1.5_2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Crocs, Inc._4.125_2031-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Zoetis, Inc._0.25_2029-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Haemonetics Corporation_2.5_2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143294 | 12653CAL2 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143294 | 84762LAZ8 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143294 | 058498AW6 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143294 | 405024AD2 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143294 | 974637AF7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143294 | 825252406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000143294 | 337738BP2 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143294 | 534187109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000143294 | 703343AG8 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000143294 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143294 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000143294 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000143294 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143295 | Crocs, Inc._4.125_2031-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_3.5_2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143295 | U.S. Treasury Notes_3.625_2030-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143295 | U.S. Treasury Notes_4.375_2029-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | Timken Company (The)_4.5_2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | Bank OZK_2.75_2031-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | U.S. Treasury Notes_4.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | Mohawk Industries, Inc._5.85_2028-09-18
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | Penske Truck Leasing Company, L.P._5.7_2028-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | 825252406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143295 | 832696AR9 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143295 | SSLAH | Hospitality
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143295 | 824348AW6 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143295 | 444859BF8 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143295 | 31620MBW5 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000143295 | 883203CA7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000143295 | 559222BA1 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000143295 | 91282CMN8 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000143295 | 74233QAA4 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000143295 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143295 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000143295 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143295 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143295 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.00%